Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2023 CAD ($) shares	Jul. 31, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 51,506			$ 50,382
Balance at end of period	$ 51,391	$ 51,506	$ 48,824	$ 51,391	$ 48,824
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	917,769,363	911,628,796	903,154,932	906,040,097	901,655,952
Equity-settled share-based compensation plans, Number of shares | shares	340,410	61,493	203,657	533,234	1,510,875
Shareholder investment plan, Number of shares | shares	5,197,202	5,337,388	635,977	15,281,015	1,603,223
Employee share purchase plan, Number of shares | shares	805,620	708,052	661,554	2,254,186	1,709,684
Number of shares issued, Number of shares | shares	924,112,595	917,735,729	904,656,120	924,108,532	906,479,734
Purchase of common shares for cancellation, Number of shares | shares					(1,800,000)
Treasury shares, Number of shares | shares	(78,660)	33,634	35,053	(74,597)	11,439
Ending balance, Number of shares | shares	924,033,935	917,769,363	904,691,173	924,033,935	904,691,173
Balance at beginning of period	$ 15,389	$ 15,046	$ 14,545	$ 14,726	$ 14,351
Equity-settled share-based compensation plans	17	3	11	26	82
Shareholder investment plan, Amount	294	296	40	862	113
Employee share purchase plan, Amount	46	42	44	132	125
Number of shares issued, Amount	15,746	15,387	14,640	15,746	14,671
Purchase of common shares for cancellation, Amount					(29)
Treasury shares, Amount	(4)	2	3	(4)	1
Balance at end of period	$ 15,742	$ 15,389	$ 14,643	$ 15,742	$ 14,643